Equity - Additional information (Details) $ / shares in Units, R$ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 15, 2024 BRL (R$) shares	Jul. 01, 2023 BRL (R$) shares	Dec. 22, 2023 BRL (R$)	Sep. 25, 2023 BRL (R$)	Dec. 31, 2025 BRL (R$) unit shares	Dec. 31, 2025 USD ($) unit shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 30, 2024 BRL (R$) shares	Dec. 31, 2023 USD ($) shares	Apr. 05, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$)
Disclosure of classes of share capital [line items]
Authorized share capital | $										$ 35
Number of shares authorised | shares					3,500,000,000					3,500,000,000
Par value per share | $ / shares										$ 0.00001
Authorized shares but unissued | shares					500,000,000					500,000,000
Issued capital					R$ 28		R$ 26
Number of shares outstanding | shares					519,889,007		539,806,829		549,493,174	519,889,007		549,493,174
Number of votes per share | unit					10	10
Issue of equity							R$ 106,412		R$ 2,097,326
Treasury shares					R$ 125,104		222,180
Dividend declared									3,542,298			$ 720,000
Dividend paid			R$ 1,964,676	R$ 1,577,622
Cancellation of treasury shares					0		0		0
Dividends paid to non-controlling interests					800		991		1,853
Increase (decrease) through treasury share transactions, equity					(1,900,691)		(1,353,611)		(915,859)
Dividends recognised as distributions to owners of parent					(495,317)		(2,038,073)		(3,544,151)
Equity					23,547,708		20,047,237		19,450,844					R$ 17,042,210
Non-controlling interests [member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners of parent					(800)		(991)		(1,853)
Equity					1,007		3,680		1,492					6,475
Treasury shares [member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares					(1,997,767)		1,248,548		2,785,504
Increase (decrease) through treasury share transactions, equity					(1,900,691)		(1,353,611)		915,859
Dividends recognised as distributions to owners of parent					(494,517)	$ (93,000)	(2,037,082)	$ (350,000)
Equity					R$ (125,104)		R$ (222,180)		R$ (117,117)					R$ (1,986,762)
Banco Modal S.A.
Disclosure of classes of share capital [line items]
Percent of group's interest					0.00%	0.00%	100.00%	100.00%	100.00%
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares					2,000,000,000					2,000,000,000
Number of shares outstanding | shares					415,456,973					415,456,973
Increase (decrease) in number of ordinary shares issued | shares					3,106,856	3,106,856
Number of shares held in treasury | shares					88,650		1,327,100			88,650
Number of shares issued during the period | shares	985,297	18,717,771,000
Value of shares issued during the period	R$ 106,412	R$ 2,097,326
Number of shares repurchased and held in treasury | shares					21,786,228	21,786,228	13,977,674	13,977,674	13,120,268,000
Shares repurchased and held in treasury							R$ 1,353,611		R$ 915,859
Number of shares cancellation approved | shares											12,650,574		31,267,095,000
Shares cancellation approved											R$ 1,248,548		R$ 2,785,504
Class A Common Shares | SVN S.A [Member]
Disclosure of classes of share capital [line items]
Percent of group's interest	22.00%
Class A Common Shares | Banco Modal S.A.
Disclosure of classes of share capital [line items]
Percent of group's interest		100.00%
Class B Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares					1,000,000,000					1,000,000,000
Number of shares outstanding | shares					104,432,034		104,432,034		112,717,094	104,432,034		112,717,094
Number of shares held in treasury | shares					1,056,308		1,056,308			1,056,308
Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares					13,509,933		14,426,088			13,509,933
Maximum Percentage Of Shares					5.00%	5.00%
Performance Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares					256,856		579,540			256,856